INCOME TAXES (Details) - Schedule of Effective Benefit (Expense) Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Benefit (Expense) Taxes [Abstract]
Loss before income taxes	$ (16,509)	$ (5,076)
Statutory tax rate	23.00%	23.00%
Computed "expected" tax income	$ (3,797)	$ (1,167)
Exchange rate differences	(21)	120
Non-deductible share-based compensation	1,373	30
Non-deductible financial instruments valuation	32	21
Effect of other non-deductible differences	78	112
Change in valuation allowance	1,392	922
Subsidiary tax rate differences	953	(6)
Reported taxes on income	$ 10	$ 32